SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Less: Accumulated depreciation	$ (231,852)	$ (228,627)	$ (274,447)
Property and Equipment, Net	7,484	10,709	561,399
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Building and building improvements	$ 239,336	239,336	235,846
Building and Building Improvements [Member]
Property, Plant, and Equipment [Line Items]
Building and building improvements			$ 600,000